REVENUE (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE DISAGGREGATED BY PRODUCT TYPE AND GEOGRAPHIC AREAS

The following table present our revenue from contracts with customers disaggregated by product type and geographic areas.

Three months ended June 30, 2023	Texas	New Mexico	Total

Crude oil	$113,471	$42,230	$155,701
Natural gas	1,015	-	1,015
Revenue	$114,486	$42,230	$156,716

Three months ended June 30, 2022	Texas	New Mexico	Total

Crude oil	$205,861	$36,562	$242,423
Natural gas	16,334	-	16,334
Revenue	$222,195	$36,562	$258,757

Nine months ended June 30, 2023	Texas	New Mexico	Total

Crude oil	$417,050	$116,285	$533,335
Natural gas	8,124	-	8,124
Revenue	$425,174	$116,285	$541,459

Nine months ended June 30, 2022	Texas	New Mexico	Total

Crude oil	$445,769	$84,809	$530,578
Natural gas	46,666	-	46,666
Revenue	$492,435	$84,809	$577,244

The following table present our revenue from contracts with customers disaggregated by product type and geographic areas.

Year ended September 30, 2022	Texas	New Mexico	Total

Crude oil	$621,275	$140,236	$761,511
Natural gas	53,880	-	53,880
Revenue from contracts with customers	$675,155	$140,236	$815,391

Year ended September 30, 2021	Texas	New Mexico	Total

Crude oil	$44,425	$-	$44,425
Natural gas	2,278	-	2,278
Revenue from contracts with customers	$46,703	$-	$46,703